Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 75.79%
FHLMC (1 Year Treasury Constant Maturity +0.76%) ±	0.82%	4-1-2030	$ 20,040	$ 20,096
FHLMC (11th District Cost of Funds +1.25%) ±	1.51	2-1-2035	38,220	37,878
FHLMC (11th District Cost of Funds +1.25%) ±	1.53	1-1-2030	1,779	1,763
FHLMC (11th District Cost of Funds +1.25%) ±	1.53	1-1-2030	412	411
FHLMC (11th District Cost of Funds +1.25%) ±	1.53	7-1-2030	96,379	95,991
FHLMC (6 Month LIBOR +1.42%) ±	1.57	2-1-2037	1,951	2,019
FHLMC (12 Month LIBOR +1.51%) ±	1.76	2-1-2037	46,353	46,382
FHLMC (6 Month LIBOR +1.68%) ±	1.84	1-1-2037	579,779	605,259
FHLMC (1 Year Treasury Constant Maturity +1.87%) ±	1.94	5-1-2035	247,180	247,521
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	1.97	1-1-2023	3,776	3,776
FHLMC (6 Month LIBOR +1.73%) ±	1.98	6-1-2024	2,815	2,821
FHLMC (6 Month LIBOR +1.79%) ±	1.98	6-1-2037	191,260	192,337
FHLMC (12 Month LIBOR +1.75%) ±	2.00	6-1-2033	269,405	271,889
FHLMC (12 Month LIBOR +1.74%) ±	2.00	12-1-2036	162,657	171,198
FHLMC (12 Month LIBOR +1.75%) ±	2.02	4-1-2035	102,725	107,880
FHLMC (12 Month LIBOR +1.77%) ±	2.02	6-1-2035	235,506	236,427
FHLMC (12 Month LIBOR +1.75%) ±	2.03	5-1-2033	124,358	124,352
FHLMC (12 Month LIBOR +1.77%) ±	2.03	10-1-2035	433,273	434,035
FHLMC (12 Month LIBOR +1.78%) ±	2.03	11-1-2035	131,628	138,390
FHLMC (12 Month LIBOR +1.67%) ±	2.04	8-1-2035	121,648	121,080
FHLMC (12 Month LIBOR +1.77%) ±	2.04	10-1-2036	228,228	240,182
FHLMC (12 Month Treasury Average +1.90%) ±	2.06	5-1-2028	110,052	109,857
FHLMC (12 Month LIBOR +1.73%) ±	2.06	1-1-2035	254,786	254,880
FHLMC (12 Month LIBOR +1.73%) ±	2.08	5-1-2037	551,981	581,098
FHLMC (12 Month LIBOR +1.77%) ±	2.08	9-1-2037	192,327	202,565
FHLMC (12 Month LIBOR +1.79%) ±	2.08	1-1-2040	1,720,267	1,800,786
FHLMC (12 Month LIBOR +1.79%) ±	2.10	9-1-2037	169,673	178,878
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	2.11	11-1-2034	215,914	216,738
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.12	8-1-2033	559,911	566,763
FHLMC (12 Month LIBOR +1.87%) ±	2.12	5-1-2035	49,543	49,822
FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	2.12	12-1-2035	262,613	261,835
FHLMC (12 Month LIBOR +1.81%) ±	2.14	5-1-2039	244,554	244,575
FHLMC (12 Month LIBOR +1.85%) ±	2.15	7-1-2038	747,994	786,287
FHLMC (12 Month LIBOR +1.85%) ±	2.17	9-1-2036	258,832	271,480
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	2.19	7-1-2024	11,517	11,474
FHLMC (12 Month LIBOR +1.82%) ±	2.20	4-1-2035	614,463	646,391
FHLMC (12 Month LIBOR +1.83%) ±	2.20	4-1-2037	240,015	253,368
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	2.20	10-1-2037	413,707	427,856
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.22	8-1-2033	15,449	15,340
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.23	11-1-2026	43,053	42,935
FHLMC (12 Month LIBOR +1.90%) ±	2.24	4-1-2037	168,540	178,361
FHLMC (12 Month LIBOR +1.91%) ±	2.25	3-1-2032	167,250	167,948
FHLMC (12 Month LIBOR +1.93%) ±	2.25	4-1-2035	522,987	528,374
FHLMC (6 Month LIBOR +2.12%) ±	2.26	5-1-2037	22,187	22,349
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.28	6-1-2036	412,264	439,091
FHLMC (6 Month LIBOR +2.10%) ±	2.29	6-1-2026	326,104	327,633
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	2.29	6-1-2033	284,757	287,171
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.29	9-1-2033	66,287	70,461
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.30	5-1-2037	22,196	22,168
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	2.32	1-1-2037	422,329	425,527
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.32	4-1-2037	1,470,419	1,566,833
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.32	5-1-2038	344,460	349,502
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.34%	12-1-2033	$ 307,922	$ 308,833
FHLMC (12 Month LIBOR +1.99%) ±	2.34	7-1-2036	202,471	204,169
FHLMC (12 Month LIBOR +0.00%)	2.35	11-1-2032	94,466	94,292
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.35	2-1-2034	489,786	493,358
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.35	4-1-2034	102,321	102,472
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.35	6-1-2035	43,513	46,223
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.35	7-1-2038	144,551	143,836
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.36	2-1-2034	41,108	41,158
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.36	4-1-2034	78,121	78,411
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.36	4-1-2036	190,475	194,989
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.36	1-1-2037	35,708	38,067
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.36	9-1-2038	2,528,744	2,685,246
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.37	3-1-2027	28,193	28,246
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	2.37	7-1-2027	193,428	194,493
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.37	8-1-2027	3,228	3,244
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	2.37	7-1-2031	65,439	65,677
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.37	12-1-2034	143,042	143,366
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.37	2-1-2036	2,580,313	2,733,646
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.37	10-1-2036	162,481	163,890
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.37	4-1-2038	413,460	438,908
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	4-1-2023	26,671	26,601
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	5-1-2034	110,692	110,902
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	5-1-2034	36,403	38,534
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	2.38	7-1-2034	227,082	226,928
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	2-1-2036	341,525	353,475
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.39	3-1-2025	10,721	10,728
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.39	11-1-2027	212,131	211,910
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.40	11-1-2029	30,647	30,653
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.40	9-1-2031	31,803	31,820
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.40	7-1-2038	6,719,587	7,091,770
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.41	11-1-2029	46,514	46,588
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.41	9-1-2033	157,086	158,601
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.41	1-1-2035	169,632	170,052
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.42	1-1-2028	7,563	7,557
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	2.43	6-1-2025	28,020	28,004
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	2.43	10-1-2033	460,054	465,660
FHLMC (12 Month LIBOR +2.06%) ±	2.43	3-1-2038	795,906	841,302
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	2.44	11-1-2022	12,854	12,916
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.44	4-1-2032	1,269,163	1,314,331
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.45	1-1-2028	1,181	1,181
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	2.46	2-1-2034	2,170,658	2,270,880
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.46	2-1-2035	282,428	284,935
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	2.47	7-1-2034	101,244	101,862
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.48	4-1-2038	622,144	623,551
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	2.49	6-1-2035	483,936	502,590
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.50	6-1-2030	171,181	170,641
FHLMC (12 Month LIBOR +1.62%) ±	2.50	7-1-2045	666,036	691,485
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.52	11-1-2029	107,960	107,672
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.52	4-1-2034	224,878	224,681
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.52	1-1-2037	772,942	822,947
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	33,009	33,008
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	2.57	4-1-2029	40,798	40,871
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	2.57	8-1-2029	10,099	10,085
FHLMC (12 Month Treasury Average +2.46%) ±	2.58	10-1-2029	68,028	68,074
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	10-1-2024	24,405	24,436
See accompanying notes to portfolio of investments

2  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60%	10-1-2025	$ 6,982	$ 6,982
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	2-1-2030	22,971	22,995
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2030	21,259	21,439
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2030	60,943	60,895
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2035	155,582	155,212
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	2.61	12-1-2032	61,744	61,986
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	2.62	5-1-2032	84,534	84,454
FHLMC (12 Month Treasury Average +2.52%) ±	2.64	6-1-2028	24,677	24,741
FHLMC (1 Year Treasury Constant Maturity +2.56%) ±	2.65	9-1-2030	34,265	34,536
FHLMC (12 Month LIBOR +1.64%) ±	2.66	6-1-2050	3,609,727	3,732,279
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	2.67	9-1-2029	24,240	24,231
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.72	7-1-2031	191,398	191,245
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	2.73	6-1-2032	124,328	124,730
FHLMC (1 Year Treasury Constant Maturity +2.69%) ±	2.81	5-1-2028	77,019	77,021
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	3.06	11-1-2029	63,309	63,345
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	3.08	9-1-2030	43,295	43,332
FHLMC (11th District Cost of Funds +2.29%) ±	3.29	12-1-2025	2,981	2,983
FHLMC (3 Year Treasury Constant Maturity +2.69%) ±	3.29	6-1-2035	324,777	333,501
FHLMC (11th District Cost of Funds +2.57%) ±	3.50	12-1-2025	102,309	102,404
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.77	4-1-2032	31,149	31,003
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	23,003	22,992
FHLMC (6 Month LIBOR +3.83%) ±	3.96	11-1-2026	17,244	17,231
FHLMC (11th District Cost of Funds +1.25%) ±	3.99	11-1-2030	10,792	11,034
FHLMC	4.00	7-1-2029	1,270,950	1,346,346
FHLMC (3 Year Treasury Constant Maturity +2.40%) ±	4.08	5-1-2031	65,605	65,381
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.51	8-1-2029	6,820	6,785
FHLMC	5.00	10-1-2022	1,091	1,127
FHLMC Multifamily Structured Pass-Through Certificates Series KF61 Class A (1 Month LIBOR +0.53%) ±	0.62	3-25-2029	2,150,306	2,163,394
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%) ±	0.39	8-25-2030	1,223,121	1,225,051
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%) ±	0.42	3-25-2030	2,340,965	2,347,514
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2 ±±	1.48	5-25-2051	3,747,015	3,715,818
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.19	2-15-2024	301,127	302,341
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	1.34	2-15-2024	3,885	3,920
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity +(0.85)%) ±	0.80	3-15-2024	67,720	66,855
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity +(0.60)%) ±	1.05	5-15-2024	33,854	33,402
FHLMC Series 20 Class F ±±	1.07	7-1-2029	2,981	3,049
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	0.64	4-15-2027	33,737	33,884
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	0.59	6-15-2031	35,653	35,874
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ♀±	7.91	3-15-2032	70,818	10,324
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	0.59	4-15-2028	45,024	45,202
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	1.09	3-15-2032	46,157	47,270
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	0.64	3-15-2032	92,190	92,957
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	0.69	12-15-2032	196,713	200,156
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	0.64	7-15-2042	775,827	791,693
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	1.56	1-15-2033	2,041,404	2,125,379
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%) ±	0.44	11-15-2035	687,392	692,393
FHLMC Series 3114 Class FT (1 Month LIBOR +0.35%) ±	0.44	9-15-2030	308,133	309,401
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	0.44	3-15-2036	524,046	527,889
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%) ±	0.44%	4-15-2036	$ 462,760	$ 466,101
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	0.44	5-15-2036	816,157	821,332
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	0.54	11-15-2043	1,070,794	1,052,591
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	0.44	11-15-2036	886,462	893,420
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	0.46	3-15-2037	612,521	617,981
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	0.49	3-15-2037	126,851	127,960
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%) ±	0.31	7-15-2036	950,097	949,422
FHLMC Series 3436 Class A ±±	2.17	11-15-2036	327,999	343,754
FHLMC Series 350 Class F2 (1 Month LIBOR +0.35%) ±	0.43	9-15-2040	2,217,802	2,222,593
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%) ±	0.43	11-15-2036	1,245,382	1,247,998
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	0.59	11-15-2040	1,395,386	1,412,573
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%) ±	0.59	8-15-2040	338,688	338,011
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	0.49	2-15-2033	613,781	619,213
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	0.54	3-15-2041	662,395	670,858
FHLMC Series 3925 Class FL (1 Month LIBOR +0.45%) ±	0.54	1-15-2041	107,299	107,765
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	0.59	2-15-2042	606,918	613,166
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	0.64	3-15-2041	326,962	329,196
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%) ±	0.59	5-15-2042	934,730	945,578
FHLMC Series 4095 Class FB (1 Month LIBOR +0.40%) ±	0.49	4-15-2039	34,228	34,236
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	0.39	11-15-2042	595,154	596,065
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%) ±	0.43	9-15-2037	1,966,597	1,967,656
FHLMC Series 4246 Class FE (1 Month LIBOR +0.45%) ±	0.54	2-15-2036	2,262,912	2,282,415
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%) ±	0.54	5-15-2041	243,782	246,730
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	0.49	1-15-2044	831,488	834,053
FHLMC Series 4474 Class WF (1 Month LIBOR +0.35%) ±	0.43	12-15-2036	1,556,481	1,546,945
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%) ±	0.43	2-15-2042	1,673,691	1,674,528
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	0.45	8-15-2038	242,113	243,806
FHLMC Series 4604 Class PA	3.00	1-15-2044	554,128	559,775
FHLMC Series 4624 Class FA (1 Month LIBOR +0.45%) ±	0.53	12-15-2038	1,600,742	1,617,190
FHLMC Series 4628 Class KF (1 Month LIBOR +0.50%) ±	0.59	1-15-2055	1,490,461	1,511,127
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	0.48	12-15-2042	1,237,891	1,250,429
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	0.44	6-15-2047	577,460	580,295
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%) ±	0.39	2-15-2048	1,630,095	1,637,570
FHLMC Series 4779 Class WF (1 Month LIBOR +0.35%) ±	0.43	7-15-2044	1,860,261	1,865,088
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	0.39	7-15-2048	536,207	538,486
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	0.44	11-15-2048	1,186,734	1,197,196
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%) ±	0.48	2-15-2038	2,455,676	2,468,972
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	0.54	10-25-2049	1,076,414	1,084,096
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%) ±	0.54	10-25-2049	469,573	472,458
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%) ±	0.48	8-15-2038	2,771,620	2,791,094
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	0.59	12-25-2049	1,136,025	1,145,204
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR +0.20%) ±	0.25	1-25-2051	1,605,188	1,606,800
FHLMC Series 8411 Class 06 (12 Month LIBOR +1.83%) ±	2.10	6-1-2043	3,918,953	4,117,121
FHLMC Series 8411 Class 10 (12 Month LIBOR +1.80%) ±	2.09	10-1-2043	3,483,396	3,657,785
FHLMC Series KF46 Class A (1 Month LIBOR +0.22%) ±	0.31	3-25-2028	608,575	609,284
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.49	11-25-2028	513,026	513,132
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	0.44	6-25-2029	863,570	868,955
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	0.39	12-25-2029	1,883,684	1,854,208
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	0.45	10-25-2029	992,057	988,771
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	0.37	5-25-2030	1,021,368	1,007,464
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	0.39	10-25-2030	601,212	601,981
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	0.33	12-25-2030	728,648	707,770
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	0.37	9-25-2031	1,614,970	1,603,024
FHLMC Series T-48 Class 2A ±±	3.52	7-25-2033	1,270,128	1,335,582
See accompanying notes to portfolio of investments

4  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series T-54 Class 4A ±±	3.40%	2-25-2043	$ 786,288	$ 846,854
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	40,098	46,470
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	1.09	5-25-2043	897,117	910,842
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.28	10-25-2044	1,826,970	1,871,446
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.29	2-25-2045	1,607,754	1,632,692
FHLMC Series T-66 Class 2A1 ±±	3.28	1-25-2036	1,027,808	1,108,998
FHLMC Series T-67 Class 1A1C ±±	3.00	3-25-2036	2,412,297	2,595,165
FHLMC Series T-67 Class 2A1C ±±	3.16	3-25-2036	2,318,083	2,469,274
FHLMC Series-3236 Class AF (1 Month LIBOR +0.35%) ±	0.44	11-15-2036	2,370,999	2,388,368
FHLMC Series-841077 Class FH 11 (12 Month LIBOR +1.62%) ±	2.88	11-1-2047	3,486,590	3,599,657
FNMA (1 Month LIBOR +0.30%) ±	0.39	12-1-2022	3,000,000	2,999,101
FNMA (6 Month LIBOR +1.08%) ±	1.20	9-1-2032	43,651	43,675
FNMA (6 Month LIBOR +1.03%) ±	1.28	2-1-2033	100,853	100,371
FNMA (1 Month LIBOR +1.17%) ±	1.30	5-1-2029	32,367	32,784
FNMA (6 Month LIBOR +1.18%) ±	1.30	8-1-2033	46,933	47,158
FNMA (6 Month LIBOR +1.31%) ±	1.48	10-1-2037	301,078	310,635
FNMA (12 Month Treasury Average +1.40%) ±	1.49	12-1-2030	29,275	29,753
FNMA (11th District Cost of Funds +1.25%) ±	1.49	4-1-2042	754,137	773,993
FNMA (11th District Cost of Funds +1.25%) ±	1.49	10-1-2044	452,543	454,517
FNMA (11th District Cost of Funds +1.25%) ±	1.50	11-1-2024	68	68
FNMA (6 Month LIBOR +1.38%) ±	1.50	8-1-2031	101,779	102,338
FNMA (6 Month LIBOR +1.37%) ±	1.50	1-1-2032	134,871	135,229
FNMA (11th District Cost of Funds +1.25%) ±	1.50	1-1-2038	14,947	14,895
FNMA (11th District Cost of Funds +1.25%) ±	1.51	11-1-2023	5,222	5,210
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	1.52	8-1-2033	560,333	563,202
FNMA (11th District Cost of Funds +1.25%) ±	1.53	3-1-2033	52,300	53,583
FNMA (6 Month LIBOR +1.42%) ±	1.54	12-1-2031	115,259	116,072
FNMA (11th District Cost of Funds +1.26%) ±	1.55	1-1-2035	263,804	264,757
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	1.59	8-1-2030	476,068	487,692
FNMA (6 Month LIBOR +1.16%) ±	1.62	8-1-2033	2,840	2,854
FNMA (6 Month LIBOR +1.38%) ±	1.63	12-1-2031	14,935	14,968
FNMA (6 Month LIBOR +1.51%) ±	1.67	11-1-2034	293,040	294,925
FNMA (6 Month LIBOR +1.55%) ±	1.69	3-1-2034	123,358	124,936
FNMA (11th District Cost of Funds +1.25%) ±	1.70	9-1-2037	1,005,755	1,029,593
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	1.71	3-1-2034	191,746	191,744
FNMA (6 Month LIBOR +1.48%) ±	1.71	6-1-2037	720,707	754,519
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	1.71	7-1-2048	731,426	757,483
FNMA (6 Month LIBOR +1.53%) ±	1.72	1-1-2035	574,518	595,762
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	1.76	8-1-2032	30,842	30,837
FNMA (12 Month LIBOR +1.53%) ±	1.78	9-1-2035	363,965	380,190
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	1.82	2-1-2033	187,873	189,601
FNMA (12 Month LIBOR +1.55%) ±	1.82	9-1-2036	197,012	198,622
FNMA (11th District Cost of Funds +1.40%) ±	1.83	4-1-2024	300,875	300,287
FNMA (12 Month LIBOR +1.58%) ±	1.83	9-1-2044	1,138,101	1,181,525
FNMA (12 Month LIBOR +1.59%) ±	1.84	6-1-2044	611,240	634,531
FNMA (12 Month Treasury Average +1.76%) ±	1.85	10-1-2035	381,239	389,695
FNMA (11th District Cost of Funds +1.71%) ±	1.85	1-1-2036	138,500	138,775
FNMA (12 Month LIBOR +1.60%) ±	1.85	9-1-2037	366,379	367,433
FNMA (6 Month LIBOR +1.74%) ±	1.87	10-1-2024	19,317	19,377
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	1.88	8-1-2031	43,329	43,433
FNMA (12 Month LIBOR +1.57%) ±	1.88	1-1-2040	73,821	75,074
FNMA (12 Month Treasury Average +1.78%) ±	1.91	6-1-2035	240,864	250,163
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.67%) ±	1.92%	7-1-2035	$ 529,901	$ 555,806
FNMA (12 Month Treasury Average +1.86%) ±	1.93	11-1-2035	64,227	66,931
FNMA (12 Month Treasury Average +1.87%) ±	1.94	11-1-2035	344,055	345,325
FNMA (1 Year Treasury Constant Maturity +1.83%) ±	1.95	4-1-2030	6,586	6,586
FNMA (12 Month LIBOR +1.63%) ±	1.97	11-1-2038	130,009	135,811
FNMA (12 Month LIBOR +1.60%) ±	1.98	3-1-2046	1,206,150	1,248,287
FNMA (6 Month LIBOR +1.74%) ±	1.99	12-1-2024	23,702	23,705
FNMA (12 Month Treasury Average +1.89%) ±	1.99	7-1-2035	361,422	376,693
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	1.99	7-1-2038	422,078	422,574
FNMA (12 Month LIBOR +1.67%) ±	1.99	6-1-2041	1,061,412	1,114,386
FNMA %%	2.00	12-13-2051	5,440,000	5,444,250
FNMA (12 Month LIBOR +1.70%) ±	2.01	4-1-2034	329,793	345,171
FNMA (12 Month LIBOR +1.75%) ±	2.01	6-1-2036	105,268	110,208
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.02	6-1-2032	47,760	47,466
FNMA (12 Month LIBOR +1.72%) ±	2.02	7-1-2043	1,419,183	1,486,558
FNMA (12 Month LIBOR +1.75%) ±	2.03	7-1-2035	266,903	280,234
FNMA (12 Month LIBOR +1.75%) ±	2.04	4-1-2034	181,741	182,970
FNMA (12 Month Treasury Average +1.97%) ±	2.05	11-1-2035	13,167	13,767
FNMA (12 Month LIBOR +1.75%) ±	2.06	5-1-2035	367,379	384,004
FNMA (12 Month Treasury Average +1.98%) ±	2.06	11-1-2035	366,290	372,540
FNMA (11th District Cost of Funds +1.83%) ±	2.06	1-1-2036	14,846	14,934
FNMA (12 Month LIBOR +1.77%) ±	2.07	1-1-2042	1,513,982	1,594,862
FNMA (1 Year Treasury Constant Maturity +1.96%) ±	2.08	3-1-2032	14,897	14,921
FNMA (11th District Cost of Funds +1.82%) ±	2.08	3-1-2033	164,205	164,942
FNMA (12 Month Treasury Average +1.99%) ±	2.08	7-1-2035	314,318	328,710
FNMA (12 Month LIBOR +1.77%) ±	2.08	7-1-2044	1,881,106	1,982,124
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.09	8-1-2025	11,138	11,151
FNMA (12 Month LIBOR +1.75%) ±	2.09	4-1-2033	286,474	287,758
FNMA (12 Month LIBOR +1.72%) ±	2.09	6-1-2035	54,812	57,596
FNMA (6 Month LIBOR +1.98%) ±	2.10	9-1-2033	46,132	46,455
FNMA (11th District Cost of Funds +1.85%) ±	2.11	10-1-2027	145,357	147,171
FNMA (12 Month Treasury Average +2.03%) ±	2.11	10-1-2035	164,273	172,147
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	2.12	7-1-2035	242,783	245,097
FNMA (6 Month LIBOR +1.98%) ±	2.13	10-1-2024	8,659	8,716
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	2.13	12-1-2032	188,614	188,520
FNMA (12 Month LIBOR +1.75%) ±	2.13	1-1-2035	272,288	284,924
FNMA (12 Month LIBOR +1.89%) ±	2.14	5-1-2038	359,986	380,765
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.15	12-1-2033	249,028	250,571
FNMA (12 Month LIBOR +1.90%) ±	2.15	10-1-2034	350,147	352,595
FNMA (12 Month LIBOR +1.83%) ±	2.17	1-1-2033	161,080	161,386
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.17	2-1-2033	45,014	45,273
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.18	10-1-2025	48,155	48,213
FNMA (6 Month LIBOR +1.93%) ±	2.18	6-1-2032	56,218	56,646
FNMA (12 Month LIBOR +1.93%) ±	2.18	5-1-2037	543,277	573,320
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	2.18	4-1-2040	72,664	75,568
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.19	8-1-2033	223,551	224,128
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.19	9-1-2036	209,320	208,430
FNMA (11th District Cost of Funds +1.92%) ±	2.20	9-1-2030	145,109	144,538
FNMA (12 Month Treasury Average +2.07%) ±	2.20	1-1-2035	237,353	240,345
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.21	6-1-2035	83,968	84,221
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.21	9-1-2035	523,203	558,351
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.21	1-1-2036	48,099	48,816
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.22	7-1-2035	52,577	54,537
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.22	7-1-2035	213,271	220,759
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.22	7-1-2035	40,386	40,297
See accompanying notes to portfolio of investments

6  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	2.23%	7-1-2025	$ 440	$ 440
FNMA (12 Month LIBOR +2.00%) ±	2.23	9-1-2035	187,738	198,761
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	2.24	5-1-2034	313,634	313,552
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.24	8-1-2035	225,648	234,701
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	2.25	3-1-2031	21,820	21,828
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.25	1-1-2036	225,522	225,541
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.26	9-1-2030	35,975	35,949
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.26	1-1-2036	220,918	220,352
FNMA (12 Month LIBOR +1.60%) ±	2.26	8-1-2050	2,811,207	2,897,674
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.27	6-1-2027	34,833	34,803
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.27	9-1-2035	1,387,540	1,477,041
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.28	9-1-2026	12,822	12,782
FNMA (6 Month LIBOR +1.96%) ±	2.28	1-1-2033	50,471	50,761
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.28	1-1-2033	554,624	564,856
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.28	10-1-2034	601,267	639,344
FNMA (12 Month Treasury Average +2.33%) ±	2.28	8-1-2035	264,662	267,947
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.29	1-1-2027	88,965	89,151
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.29	12-1-2030	16,241	16,198
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.29	7-1-2037	145,027	155,236
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	2.29	12-1-2039	101,131	100,700
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.29	12-1-2040	1,825,712	1,938,832
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.29	12-1-2040	4,187,254	4,446,998
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.30	12-1-2024	12,523	12,545
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.30	4-1-2038	304,203	308,565
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.31	3-1-2035	220,800	222,400
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.31	1-1-2037	420,452	425,809
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.31	12-1-2040	1,573,727	1,670,012
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.32	7-1-2028	67	67
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.32	7-1-2038	1,847,325	1,965,330
FNMA (12 Month LIBOR +1.82%) ±	2.32	12-1-2046	61,155	61,077
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.33	9-1-2022	10,755	10,821
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.33	5-1-2033	345,243	348,340
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.33	6-1-2033	80,435	80,438
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.33	5-1-2037	301,304	303,132
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.34	9-1-2033	205,781	206,578
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.34	5-1-2036	1,192,020	1,243,711
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.34	6-1-2037	982,961	1,028,270
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	2.35	11-1-2024	21,363	21,527
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	8-1-2031	84,517	84,669
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	10-1-2034	97,427	97,383
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	6-1-2035	286,018	304,068
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	2.35	11-1-2038	2,290,907	2,438,607
FNMA (11th District Cost of Funds +1.82%) ±	2.36	5-1-2028	26,558	26,713
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.37	12-1-2030	357,687	357,705
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.37	10-1-2036	284,579	301,817
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	2.38	7-1-2027	49,817	50,131
FNMA (6 Month LIBOR +2.25%) ±	2.38	3-1-2034	409,528	416,188
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	3,103,689	3,206,825
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.39	5-1-2033	82,726	83,240
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.40	4-1-2024	2,479	2,484
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.40	7-1-2024	3,860	3,866
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.40	10-1-2024	13,189	13,220
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.41	5-1-2034	110,132	109,860
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	2.42	1-1-2026	56,056	56,034
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	2.42%	11-1-2034	$ 172,737	$ 183,154
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.42	12-1-2034	293,421	300,411
FNMA (6 Month LIBOR +2.31%) ±	2.43	4-1-2033	158,561	158,751
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.44	5-1-2025	14,697	14,726
FNMA (12 Month Treasury Average +2.35%) ±	2.44	8-1-2040	310,443	315,860
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.45	4-1-2028	61,678	61,836
FNMA (11th District Cost of Funds +1.70%) ±	2.45	4-1-2030	521	524
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.45	1-1-2031	130,440	130,638
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.45	6-1-2032	14,997	14,987
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	2.45	9-1-2037	321,557	323,561
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	2.47	9-1-2028	28,235	28,251
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	2.48	6-1-2027	44,711	44,967
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	2.49	8-1-2026	14,776	14,789
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.50	7-1-2027	13,066	13,065
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	2.51	1-1-2029	77,291	77,232
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.53	6-1-2024	15,647	15,629
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.53	5-1-2027	33,272	33,184
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	2.53	7-1-2030	170,189	170,768
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.53	9-1-2033	309,801	310,522
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	2.55	7-1-2037	986,189	1,060,260
FNMA (12 Month LIBOR +1.62%) ±	2.55	4-1-2050	1,586,452	1,643,639
FNMA (1 Year Treasury Constant Maturity +2.48%) ±	2.61	5-1-2035	331,173	351,056
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.61	7-1-2037	78,450	78,935
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.61	4-1-2038	167,956	169,732
FNMA (1 Year Treasury Constant Maturity +2.53%) ±	2.62	7-1-2028	153,994	154,062
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.62	10-1-2029	209,369	209,478
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.63	3-1-2027	23,682	23,846
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.63	6-1-2032	71,512	71,185
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	2.64	11-1-2024	11,844	11,856
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.64	7-1-2029	209,270	209,923
FNMA (1 Year Treasury Constant Maturity +2.53%) ±	2.66	8-1-2035	186,534	188,116
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.71	8-1-2026	63,254	63,180
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	2.72	10-1-2025	4,340	4,366
FNMA (6 Month LIBOR +2.48%) ±	2.73	7-1-2033	28,542	28,564
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	2.77	7-1-2028	32,279	32,348
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	2.77	3-1-2030	3,769	3,776
FNMA (12 Month Treasury Average +2.48%) ±	2.79	6-1-2040	469,949	471,027
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	2.80	10-1-2028	71,540	71,605
FNMA (11th District Cost of Funds +1.14%) ±	2.81	10-1-2034	27,152	27,351
FNMA (1 Year Treasury Constant Maturity +2.70%) ±	2.81	5-1-2035	502,724	503,993
FNMA (6 Month LIBOR +2.54%) ±	2.83	4-1-2033	171,917	172,866
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.87	9-1-2030	307,754	307,933
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	2.88	9-1-2030	110,328	110,504
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.90	8-1-2031	24,349	24,275
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.92	9-1-2030	375,131	374,959
FNMA (6 Month LIBOR +2.70%) ±	2.92	1-1-2033	52,076	52,270
FNMA (Federal Cost of Funds +2.00%) ±	3.00	8-1-2029	22,294	22,402
FNMA %%	3.00	12-13-2051	6,000,000	6,230,156
FNMA (6 Month LIBOR +2.57%) ±	3.04	5-1-2033	639,977	650,790
FNMA (11th District Cost of Funds +1.25%) ±	3.15	4-1-2034	384,230	401,225
FNMA (6 Month LIBOR +2.69%) ±	3.22	4-1-2024	48,605	48,880
FNMA (Federal Cost of Funds +2.42%) ±	3.31	2-1-2029	457,859	460,381
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.33	9-1-2031	105,156	105,344
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	5,417	5,498
FNMA (6 Month LIBOR +3.48%) ±	3.60	12-1-2032	122,795	123,063
See accompanying notes to portfolio of investments

8  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (5 Year Treasury Constant Maturity +2.42%) ±	3.76%	6-1-2028	$ 14,660	$ 14,659
FNMA (11th District Cost of Funds +1.82%) ±	3.79	6-1-2034	55,228	56,135
FNMA (11th District Cost of Funds +1.93%) ±	4.03	12-1-2036	26,566	28,369
FNMA (6 Month LIBOR +3.57%) ±	4.07	11-1-2031	4,033	4,030
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	3,581	3,564
FNMA (11th District Cost of Funds +1.88%) ±	4.47	5-1-2034	75,379	77,133
FNMA	6.50	8-1-2028	30,762	31,180
FNMA	6.50	5-1-2031	74,312	83,108
FNMA	7.06	12-1-2024	12,497	12,558
FNMA	7.06	1-1-2027	13,785	13,833
FNMA	7.50	1-1-2031	26,308	28,416
FNMA	7.50	1-1-2033	53,920	58,965
FNMA	7.50	5-1-2033	76,877	84,477
FNMA	7.50	5-1-2033	77,737	84,110
FNMA	7.50	7-1-2033	26,234	26,509
FNMA	7.50	8-1-2033	42,756	44,494
FNMA	8.00	12-1-2026	21,110	21,953
FNMA	8.00	2-1-2030	122	123
FNMA	8.00	3-1-2030	112	113
FNMA	8.00	5-1-2033	34,165	34,647
FNMA	8.50	8-15-2024	5,470	5,535
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%)	1.49	3-25-2022	318	318
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%)	1.49	4-25-2022	563	562
FNMA Series 1992-87 Class Z	8.00	5-25-2022	324	327
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity +(0.65)%) ±	0.95	7-25-2023	8,413	8,408
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	1.43	12-25-2023	55,543	56,073
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	1.83	10-25-2023	29,227	29,595
FNMA Series 2001-50 Class BA	7.00	10-25-2041	74,229	83,741
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	0.69	12-18-2031	60,953	61,415
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	0.64	1-25-2032	26,534	26,748
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	71,289	83,326
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,224,699	1,390,057
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	97,609	111,186
FNMA Series 2001-T12 Class A4 ±±	3.81	8-25-2041	2,211,517	2,290,376
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.12%) ±	0.33	8-25-2031	31,344	29,576
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	282,553	305,851
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	0.99	2-25-2032	50,924	51,582
FNMA Series 2002-33 Class A4 ±±	5.36	11-25-2030	80,121	84,206
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	0.49	9-25-2032	119,843	120,096
FNMA Series 2002-66 Class A3 ±±	3.61	4-25-2042	4,627,376	4,803,878
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	916,604	1,080,439
FNMA Series 2002-T12 Class A5 ±±	4.34	10-25-2041	1,058,266	1,113,723
FNMA Series 2002-T18 Class A5 ±±	4.09	5-25-2042	2,075,703	2,234,075
FNMA Series 2002-T19 Class A4 ±±	3.97	3-25-2042	123,090	134,210
FNMA Series 2002-W01 Class 3A ±±	3.27	4-25-2042	525,813	543,913
FNMA Series 2002-W04 Class A6 ±±	3.32	5-25-2042	932,585	976,147
FNMA Series 2003-07 Class A2 ±±	3.51	5-25-2042	406,812	415,935
FNMA Series 2003-63 Class A8 ±±	3.27	1-25-2043	749,940	778,800
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	236,959	281,131
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2003-W04 Class 5A ±±	3.26%	10-25-2042	$ 577,618	$ 601,760
FNMA Series 2003-W08 Class 4A ±±	3.57	11-25-2042	730,292	779,459
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.33	6-25-2033	1,074,547	1,057,246
FNMA Series 2003-W10 Class 2A ±±	3.24	6-25-2043	1,476,863	1,537,478
FNMA Series 2003-W18 Class 2A ±±	3.34	6-25-2043	1,812,737	1,889,105
FNMA Series 2003-W6 Class 6A ±±	3.16	8-25-2042	670,024	695,649
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	0.49	4-25-2034	529,473	532,255
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	273,534	319,649
FNMA Series 2004-T03 Class 2A ±±	3.31	8-25-2043	732,916	755,761
FNMA Series 2004-T1 Class 2A ±±	2.94	8-25-2043	912,967	961,297
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	147,188	170,536
FNMA Series 2004-W01 Class 3A ±±	3.70	1-25-2043	42,275	45,035
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	55,036	63,180
FNMA Series 2004-W12 Class 2A ±±	3.42	6-25-2044	2,206,411	2,332,613
FNMA Series 2004-W15 Class 3A ±±	3.31	6-25-2044	3,338,832	3,518,218
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%) ±	0.44	4-25-2035	766,619	771,696
FNMA Series 2005-W03 Class 3A ±±	3.23	4-25-2045	616,355	667,088
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%) ±	0.64	11-25-2036	1,065,583	1,082,246
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%) ±	0.39	3-25-2036	514,532	517,048
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	0.66	6-25-2036	800,709	812,767
FNMA Series 2006-5 Class 1-A ±±	1.85	8-25-2034	2,566,592	2,702,870
FNMA Series 2006-50 Class FE (1 Month LIBOR +0.40%) ±	0.49	6-25-2036	1,488,225	1,497,884
FNMA Series 2006-W01 Class 3A ±±	2.45	10-25-2045	2,404,039	2,502,037
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%) ±	0.74	12-25-2037	645,908	657,796
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%) ±	0.54	2-25-2037	650,337	657,125
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%) ±	0.54	9-25-2037	1,234,193	1,244,601
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	0.34	8-27-2036	134,234	132,690
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	1.09	7-25-2038	707,637	729,854
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%) ±	1.09	3-25-2049	676,931	682,088
FNMA Series 2010-1 Class FK (1 Month LIBOR +1.20%) ±	1.29	2-25-2040	2,583,987	2,690,848
FNMA Series 2010-27 Class BF (1 Month LIBOR +0.55%) ±	0.64	4-25-2040	1,957,566	1,988,597
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%) ±	0.65	4-25-2037	272,403	276,364
FNMA Series 2010-54 Class FT (1 Month LIBOR +0.76%) ±	0.85	4-25-2037	3,828,788	3,918,486
FNMA Series 2011-21 Class PF (1 Month LIBOR +0.35%) ±	0.44	12-25-2041	246,992	248,594
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	1.79	5-25-2027	143,146	147,221
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%) ±	0.34	6-25-2043	453,483	454,650
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	0.43	3-25-2043	3,673,367	3,699,151
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%) ±	0.38	3-25-2044	947,359	949,552
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%) ±	0.40	8-25-2044	145,852	145,741
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%) ±	0.39	6-25-2055	1,998,956	2,005,274
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%) ±	0.43	2-25-2045	1,225,116	1,225,520
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	0.53	7-25-2046	454,455	457,886
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	0.56	8-25-2046	604,235	602,454
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%) ±	0.53	9-25-2046	734,643	739,970
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%) ±	0.55	9-25-2046	1,490,651	1,501,251
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%) ±	0.53	10-25-2046	870,810	871,426
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%) ±	0.48	11-25-2046	1,731,184	1,732,876
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	0.48	11-25-2046	379,256	378,226
FNMA Series 2016-M10 Class FA (1 Month LIBOR +0.62%) ±	0.71	8-25-2028	3,759,953	3,773,496
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	0.57	4-25-2029	3,790,292	3,809,224
FNMA Series 2017-M9 Class F (1 Month LIBOR +0.48%) ±	0.57	5-25-2029	3,546,766	3,574,992
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%) ±	0.38	6-25-2048	4,239,348	4,248,264
FNMA Series 2018-47 Class PC	3.50	9-25-2047	366,137	372,331
FNMA Series 2018-72 Class FB (1 Month LIBOR +0.35%) ±	0.44	10-25-2058	3,297,459	3,319,500
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	0.54	6-25-2049	349,872	353,615
See accompanying notes to portfolio of investments

10  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2019-38 Class AF (1 Month LIBOR +0.40%) ±	0.48%	7-25-2049	$ 4,518,284	$ 4,543,362
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%) ±	0.59	8-25-2059	3,091,027	3,119,970
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±	0.48	8-25-2059	2,456,362	2,446,783
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%) ±	0.54	3-25-2049	507,966	514,656
FNMA Series 2020-10 Class Q	3.00	3-25-2050	3,449,134	3,544,901
FNMA Series 2020-29 Class FA (1 Month LIBOR +0.65%) ±	0.73	5-25-2050	1,459,628	1,473,658
FNMA Series 2020-36 Class FH (1 Month LIBOR +0.45%) ±	0.54	6-25-2050	3,414,808	3,452,741
FNMA Series 2020-37 Class FD (1 Month LIBOR +0.40%) ±	0.49	6-25-2050	3,128,390	3,156,472
FNMA Series G93-1 Class K	6.68	1-25-2023	14,278	14,522
GNMA (1 Month LIBOR +0.63%) ±	0.71	5-20-2058	173,537	175,896
GNMA (1 Year Treasury Constant Maturity +1.40%) ±	1.47	6-20-2058	45,048	45,890
GNMA	6.45	4-20-2025	18,757	20,472
GNMA	6.45	9-20-2025	21,047	23,789
GNMA	6.50	6-20-2034	26,937	27,132
GNMA	6.50	8-20-2034	124,272	129,538
GNMA	9.00	9-20-2024	464	470
GNMA	9.00	11-20-2024	59	59
GNMA	9.00	1-20-2025	1,581	1,638
GNMA	9.00	2-20-2025	3,824	4,032
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%) ±	0.49	10-20-2034	464,262	466,825
GNMA Series 2006-16 Class DF (1 Month LIBOR +0.11%) ±	0.20	4-20-2036	2,328,963	2,327,950
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	0.84	8-20-2038	797,739	805,950
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	1.04	8-20-2038	1,000,694	1,016,638
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	1.09	7-20-2039	937,052	955,943
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	1.04	7-16-2039	463,172	471,550
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	0.81	2-16-2040	595,741	605,443
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	0.57	2-20-2061	815,108	816,829
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	0.61	6-20-2061	520,462	522,120
GNMA Series 2014-44 Class IA	3.50	5-20-2028	2,854,979	159,552
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%) ±	0.55	7-20-2064	922,442	924,654
GNMA Series 2014-H22 Class FC (1 Month LIBOR +0.48%) ±	0.56	11-20-2064	1,866,034	1,872,613
GNMA Series 2015-H23 Class TA (1 Month LIBOR +0.47%) ±	0.55	9-20-2065	1,851,637	1,858,063
GNMA Series 2016-H24 Class FD (12 Month LIBOR +0.30%) ±	0.53	11-20-2066	467,856	463,500
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%) ±	0.39	8-20-2047	1,850,524	1,855,356
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	0.46	5-20-2067	3,573,456	3,530,944
GNMA Series 2017-H11 Class FP (1 Month LIBOR +0.22%) ±	0.30	4-20-2067	73,143	73,075
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%) ±	0.39	9-20-2048	492,512	492,242
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%) ±	0.34	4-20-2048	1,683,371	1,684,913
GNMA Series 2018-H07 Class FD (1 Month LIBOR +0.30%) ±	0.38	5-20-2068	524,150	523,414
GNMA Series 2018-H13 Class FC (1 Month LIBOR +0.30%) ±	0.38	7-20-2068	378,578	377,948
GNMA Series 2019-129 Class WF (1 Month LIBOR +0.40%) ±	0.49	2-20-2046	1,834,106	1,844,035
GNMA Series 2019-42 Class F (1 Month LIBOR +0.45%) ±	0.54	3-20-2046	1,816,587	1,822,615
GNMA Series 2019-H06 Class FD (1 Month LIBOR +0.72%) ±	0.80	1-20-2069	271,630	276,862
GNMA Series 2019-H09 Class FE (1 Month LIBOR +0.50%) ±	0.58	4-20-2069	1,200,345	1,206,372
GNMA Series 2019-H10 Class FB (1 Month LIBOR +0.60%) ±	0.68	6-20-2069	3,628,238	3,671,478
GNMA Series 2019-H15 Class FE (1 Month LIBOR +0.63%) ±	0.71	9-20-2069	2,699,768	2,740,163
GNMA Series 2020-H12 Class F (1 Month LIBOR +0.50%) ±	0.59	7-20-2070	563,926	568,803
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%) ±	0.54	11-20-2070	3,456,807	3,477,339
GNMA Series 2021-H01 Class FC (1 Month LIBOR +0.40%) ±	0.49	11-20-2070	1,984,817	1,990,254
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR +0.30%) ±	0.35	4-20-2070	4,768,387	4,760,269
Total Agency securities (Cost $379,034,533)				381,022,168
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 12.85%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%) 144A±	1.09%	10-25-2056	$ 2,599,873	$ 2,623,870
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	0.84	2-27-2068	2,455,215	2,449,020
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	0.89	9-25-2068	4,203,376	4,231,697
ECMC Group Student Loan Trust Series 2019-1A Class A1B (1 Month LIBOR +1.00%) 144A±	1.09	7-25-2069	2,810,043	2,839,464
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	1.24	11-25-2069	3,522,321	3,578,007
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	1.09	1-27-2070	3,181,924	3,220,378
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%) 144A±	0.97	10-25-2035	838,075	839,856
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,467,255	1,470,229
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	0.69	7-26-2066	2,100,809	2,105,080
Navient Student Loan Trust Series 2018-2A Class A2 (1 Month LIBOR +0.38%) 144A±	0.47	3-25-2067	1,814,784	1,815,628
Navient Student Loan Trust Series 2018-2A Class A3 (1 Month LIBOR +0.75%) 144A±	0.84	3-25-2067	5,280,000	5,329,668
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	0.51	3-25-2067	1,866,496	1,866,464
Navient Student Loan Trust Series 2018-4A Class A2 144A (1 Month LIBOR +0.68%) 144A±	0.77	6-27-2067	4,474,235	4,505,494
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	1.09	2-27-2068	7,839,421	8,013,842
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%) 144A±	0.99	8-26-2069	1,346,880	1,369,337
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,680,131	1,674,406
Navient Student Loan Trust Series 2021-1A Clas A1B 144A (1 Month LIBOR +0.60%) 144A±	0.69	12-26-2069	1,056,639	1,057,272
Nelnet Student Loan Trust Series 2007-1 Class A3 (3 Month LIBOR +0.07%) ±	0.25	5-27-2025	214,357	214,134
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%) 144A±	0.99	6-27-2067	3,828,912	3,876,954
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%) 144A±	0.96	9-26-2067	829,340	837,526
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%) 144A±	0.59	1-25-2068	1,083,099	1,084,952
New Hampshire Higher Education Loan Corporation Series 2020-1 Class A1B (1 Month LIBOR +1.20%) ±	1.29	9-25-2060	3,218,671	3,318,357
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	4,000,000	4,000,555
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	0.72	10-25-2029	446,293	447,618
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%) ±	0.24	1-25-2027	609,573	608,035
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR +1.00%) ±	1.12	9-3-2024	225,006	225,493
See accompanying notes to portfolio of investments

12  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.31%	10-25-2027	$ 104,850	$ 105,228
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%) 144A±	0.69	2-25-2057	899,272	898,782
Total Asset-backed securities (Cost $64,155,916)				64,607,346
Non-agency mortgage-backed securities: 2.30%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	1,334,851	1,330,519
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,646,660	1,648,430
GS Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	849,973	857,460
Imperial Fund LLC Series 2021-NQM2 Class A2 144A 144A±±	1.36	9-25-2056	824,226	817,549
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.35	12-25-2046	1,126,499	1,114,595
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.89	11-25-2053	1,885,000	1,879,931
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	613,171	611,084
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%) 144A±	0.99	1-25-2048	1,546,218	1,544,354
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1 144A±±	2.75	11-25-2059	273,286	277,707
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	1,507,016	1,498,383
Total Non-agency mortgage-backed securities (Cost $11,659,513)				11,580,012

	Yield	Shares
Short-term investments: 11.37%
Investment companies: 5.40%
Allspring Government Money Market Fund Select Class ♠∞##	0.03	27,135,119	27,135,119

		Interest rate	Maturity date	Principal
U.S. Treasury securities: 5.97%
U.S. Treasury Bill ☼		0.01	12-21-2021	$ 7,500,000	7,499,707
U.S. Treasury Bill ☼		0.01	12-28-2021	7,500,000	7,499,508
U.S. Treasury Bill ☼		0.06	12-16-2021	15,000,000	14,999,539
					29,998,754
Total Short-term investments (Cost $57,133,796)					57,133,873
Total investments in securities (Cost $511,983,758)	102.31%				514,343,399
Other assets and liabilities, net	(2.31)				(11,607,390)
Total net assets	100.00%				$502,736,009

See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  13

Portfolio of investments—November 30, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$42,764,138	$149,552,443	$(165,181,462)	$0	$0	$27,135,119	27,135,119	$2,011
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(80)	3-22-2022	$(10,323,218)	$(10,465,000)	$0	$(141,782)
5-Year U.S. Treasury Notes	(242)	3-31-2022	(29,157,173)	(29,378,422)	0	(221,249)
2-Year U.S. Treasury Notes	(427)	3-31-2022	(93,222,090)	(93,399,579)	0	(177,489)
					$0	$(540,520)
See accompanying notes to portfolio of investments

14  |  Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring Adjustable Rate Government Fund  |  15

Notes to portfolio of investments—November 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$381,022,168	$0	$381,022,168
Asset-backed securities	0	64,607,346	0	64,607,346
Non-agency mortgage-backed securities	0	11,580,012	0	11,580,012
Short-term investments
Investment companies	27,135,119	0	0	27,135,119
U.S. Treasury securities	29,998,754	0	0	29,998,754
Total assets	$57,133,873	$457,209,526	$0	$514,343,399
Liabilities
Futures contracts	$540,520	$0	$0	$540,520
Total liabilities	$540,520	$0	$0	$540,520
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $1,032,017 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

16  |  Allspring Adjustable Rate Government Fund